Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,606,350)	$ (3,060,721)
Adjustments to Reconcile Net Loss To Net Cash Used in Operating Activities
Stock Based Compensation	5,431	166,671
Depreciation and Amortization	708,936	706,828
Issuance of Stock Related to Professional Services	235,800	516,517
Interest Added to Promissory Notes	73,724	140,188
Provision for Bad Debts		49,716
Changes in Operating Assets and Liabilities
Accounts receivable	(312)	(50,061)
Inventory	1,076	(4,418)
Prepaid Expenses		5,236
Other Assets	(11,996)
Accounts Payable and Accrued Expenses	242,028	641,806
Related Party Payables	(7,376)	7,058
NET CASH USED IN OPERATING ACTIVITIES	(1,359,039)	(881,180)
CASH FLOWS FROM FINANCING ACTIVITIES
Net Proceeds From Issuance of Preferred and Common Stock	1,000,000	342,500
Proceeds from Convertible Promissory Notes	356,500	482,500
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,356,500	825,000
NET DECREASE IN CASH	(2,539)	(56,180)
CASH, BEGINNING OF YEAR	3,215	59,395
CASH, END OF YEAR	676	3,215
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for Interest
Cash paid for Income Taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INFORMATION
Non-cash settlements of Promissory Note	1,288,592
Non-cash settlements of Accounts Payable and Accrued Expenses	1,629,938
Non-cash Intellectual Property Cost (Accrual Reversal) Additions	32,500	115,408
Non-cash conversion of promissory note to common stock	104,900
Shares issued to Board of Directors	47,200
Preferred Shares Issued to Vinfluence in Settlement of Debt and Notes	$ 1,526,673